Taxation (Effective Tax Rate) (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Jun. 30, 2020	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 05, 2018
Taxation [Line Items]
Statutory Rate:				25.00%	25.00%	25.00%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs	[1]			(17.00%)	11.00%	17.00%
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs				9.00%	7.00%	(1.00%)
Effect of withholding taxes	[2]			109.00%	(12.00%)	(39.00%)
Changes in valuation allowance for deferred tax assets				27.00%	(71.00%)	(29.00%)
Research and development super-deduction				(9.00%)	12.00%	4.00%
Others				(13.00%)	(1.00%)	(24.00%)
Effective Tax Rate				131.00%	(29.00%)	(47.00%)
Additional withholding income taxes		$ 88.0	$ 47.0
Special cash dividend								$ 500.0
Thereafter tax years [Member]
Taxation [Line Items]
Statutory Rate:						21.00%
Prior tax years [Member]
Taxation [Line Items]
Statutory Rate:							35.00%

[1]	The reversal of income tax for preferential income tax rates that Changyou’s subsidiaries and VIEs were entitled to as KNSEs or Software Enterprises for 2018, 2019 and 2020 was included in the “Effect of tax holidays applicable to subsidiaries and consolidated VIEs” in the above table.
[2]	The effective tax rate for 2018 was mainly due to additional income withholding tax of $47 million that was recognized in the first quarter of 2018 due to a revised policy for Changyou’s PRC subsidiaries with respect to their distribution of cash dividends. The revised policy was adopted to facilitate the distribution of a special cash dividend in the aggregate amount of approximately $500.0 million that was declared by Changyou’s Board of Directors on April 5, 2018. The change for 2020 was mainly due to additional income withholding tax of $88 million that was recognized in the second quarter of 2020 due to a revised policy with respect to Changyou’s PRC subsidiaries regarding their distribution of cash dividends.